Property and Equipment - Components of Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified				12 Months Ended												12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Building [Member]	Dec. 31, 2011 Building [Member]	Dec. 31, 2012 Leasehold Improvements [Member]	Dec. 31, 2011 Leasehold Improvements [Member]	Dec. 31, 2012 Machinery and Equipment [Member]	Dec. 31, 2011 Machinery and Equipment [Member]	Dec. 31, 2012 Furniture and Fixtures [Member]	Dec. 31, 2011 Furniture and Fixtures [Member]	Dec. 31, 2012 Land [Member]	Dec. 31, 2011 Land [Member]	Dec. 31, 2012 Construction in Progress [Member]	Dec. 31, 2011 Construction in Progress [Member]	Dec. 31, 2012 Minimum Leasehold Improvements [Member]	Dec. 31, 2012 Minimum Machinery and Equipment [Member]	Dec. 31, 2012 Minimum Furniture and Fixtures [Member]	Dec. 31, 2012 Maximum Leasehold Improvements [Member]	Dec. 31, 2012 Maximum Machinery and Equipment [Member]	Dec. 31, 2012 Maximum Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 112,581	$ 93,791	$ 778	$ 772	$ 5,044	$ 4,797	$ 102,494	$ 83,518	$ 835	$ 684	$ 531	$ 531	$ 2,899	$ 3,489
Less: Accumulated depreciation		44,089	27,449
Property and equipment, net	$ 84,471	$ 68,492	$ 66,342
Property plant and equipment useful life				27 years												3 years	2 years	3 years	10 years	10 years	5 years